Lincoln Inflation Plus Fund Performance Management - Lincoln Inflation Plus Fund	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The Fund commenced operations on October 1, 2024. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus.Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund commenced operations on October 1, 2024. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus.